Financial liabilities (Details 4) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Information on net borrowings [Line Items]
Short-term Debt	€ 2,182	€ 2,242
Borrowings	€ 25,865	24,707
Weighted Average [Member]
Disclosure Of Information on net borrowings [Line Items]
Borrowings, interest rate
Euro [Member]
Disclosure Of Information on net borrowings [Line Items]
Short-term Debt		€ 904
Euro [Member] | Weighted Average [Member]
Disclosure Of Information on net borrowings [Line Items]
Borrowings, interest rate		0.50%
United States of America Dollars [Member]
Disclosure Of Information on net borrowings [Line Items]
Short-term Debt		€ 1,329
United States of America Dollars [Member] | Weighted Average [Member]
Disclosure Of Information on net borrowings [Line Items]
Borrowings, interest rate		1.80%
Other Currencies [Member]
Disclosure Of Information on net borrowings [Line Items]
Short-term Debt		€ 9
Other Currencies [Member] | Weighted Average [Member]
Disclosure Of Information on net borrowings [Line Items]
Borrowings, interest rate		(0.70%)
Long term debt and current portion of longterm debt [Member]
Disclosure Of Information on net borrowings [Line Items]
Short-term Debt	€ 2,182	€ 2,242
Borrowings	€ 25,865	24,707
Long term debt and current portion of longterm debt [Member] | Weighted Average [Member]
Disclosure Of Information on net borrowings [Line Items]
Borrowings, interest rate
Long term debt and current portion of longterm debt [Member] | Euro [Member]
Disclosure Of Information on net borrowings [Line Items]
Borrowings		€ 20,094
Long term debt and current portion of longterm debt [Member] | Euro [Member] | Weighted Average [Member]
Disclosure Of Information on net borrowings [Line Items]
Borrowings, interest rate		2.40%
Long term debt and current portion of longterm debt [Member] | United States of America Dollars [Member]
Disclosure Of Information on net borrowings [Line Items]
Borrowings		€ 1,694
Long term debt and current portion of longterm debt [Member] | United States of America Dollars [Member] | Weighted Average [Member]
Disclosure Of Information on net borrowings [Line Items]
Borrowings, interest rate		4.80%
Long term debt and current portion of longterm debt [Member] | Other Currencies [Member]
Disclosure Of Information on net borrowings [Line Items]
Borrowings		€ 677
Long term debt and current portion of longterm debt [Member] | Other Currencies [Member] | Weighted Average [Member]
Disclosure Of Information on net borrowings [Line Items]
Borrowings, interest rate		4.70%